Software technology development costs	12 Months Ended
Dec. 31, 2025
Research and Development [Abstract]
Software technology development costs

8.	Software technology development costs:

The Company develops software technology for our business. This software technology includes the continued development of the KIDOZ Safe Ad Platform, the KIDOZ Kid-Mode Operating System, Kite IQ contextual AI engine and the KIDOZ publisher SDK.

During the years ended December 31, 2025, 2024 and 2023, the Company has expensed the development costs of all products as incurred and has expensed the following development costs.

	2025	2024	2023
Opening total software technology development costs	$19,500,575	$16,055,557	$13,056,478

Software technology development during the year	4,559,227	3,445,018	2,999,079
Closing total software technology development costs	$24,059,802	$19,500,575	$16,055,557